Forum Funds II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

May 15, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds II (the "Trust" or "Registrant") File Nos. 333-188521/811-22842 Post-Effective Amendment ("PEA") No. 33

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act"), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 33 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new series of shares to the Registrant, to be designated as the ABR Dynamic Blend Equity & Volatility Fund (the "Fund"). Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission ("SEC") on the Amendment. As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant's other existing series of shares.

If you have any questions or comments regarding this filing, please call me at (207) 347-2076.

Sincerely yours,

/s/ Zachary R. Tackett
Zachary R. Tackett

CC: Alison Fuller; Christopher Zimmerman

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